Intangible Assets, net and Goodwill (Details) - Schedule of Amortization Expense Relating to Intangible Assets	Dec. 31, 2008 USD ($)
Intangible Assets [Member]
Intangible Assets, net and Goodwill (Details) - Schedule of Amortization Expense Relating to Intangible Assets [Line Items]
2023	$ 324,722
2024	160,000
2025	160,000
2026	160,000
2027	160,000
Thereafter	1,200,000
Total	2,164,722
Capitalized Software [Member]
Intangible Assets, net and Goodwill (Details) - Schedule of Amortization Expense Relating to Intangible Assets [Line Items]
2023	542,479
2024	112,077
2025
2026
2027
Thereafter
Total	$ 654,556